CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
OPERATING ACTIVITIES
Net income	$ 38,020	$ 34,681	$ 74,264	$ 69,348
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	1,501	1,386	2,951	2,744
Amortization of intangible assets	20,504	17,419	39,618	32,443
Stock-based compensation expense (Note 17)	4,453	5,508	8,819	9,277
Other non-cash operating activities	162	(55)	128	41
Deferred tax expense	5,796	2,160	5,225	1,344
Changes in operating assets and liabilities (Note 21)	(7,100)	(26,439)	(14,066)	(16,796)
Cash provided by operating activities	63,336	34,660	116,939	98,401
INVESTING ACTIVITIES
Additions to property and equipment	(1,240)	(1,576)	(3,102)	(3,340)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(2,277)	(13,742)	(114,604)	(153,715)
Cash used in investing activities	(3,517)	(15,318)	(117,706)	(157,055)
FINANCING ACTIVITIES
Payment of debt issuance costs			(38)	(38)
Issuance of common shares for cash, net of issuance costs (Note 15)	4,808	3,283	8,366	7,514
Payment of withholding taxes on net share settlements			(6,487)	(6,745)
Payment of contingent consideration	(1,170)	(9,223)	(1,170)	(9,223)
Cash provided by (used in) financing activities	3,638	(5,940)	671	(8,492)
Effect of foreign exchange rate changes on cash	764	329	4,590	(1,153)
Increase (decrease) in cash	64,221	13,731	4,494	(68,299)
Cash, beginning of period	176,411	238,922	236,138	320,952
Cash, end of period	240,632	252,653	240,632	252,653
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	$ 12,141	$ 13,419	$ 23,141	$ 24,185